Long-Term Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total principal	$ 3,228,654	$ 3,142,177
Less debt issuance costs and other	(49,704)	(44,435)
Total debt	3,178,950	3,097,742
Less current portion	(353,238)	(554,336)
Long-term portion	2,825,712	2,543,406
Revolving credit facility | U.S. Dollar-denominated Revolving Credit Facilities due through 2024 [Member]
Debt Instrument [Line Items]
Total principal	513,200	523,125
Term loans | U.S. Dollar-denominated Term Loans due through 2032
Debt Instrument [Line Items]
Total principal	1,357,236	1,388,107
Term loans | U.S. Dollar-denominated Term Loans due through 2032
Debt Instrument [Line Items]
Total principal	1,400,000
Term loans | U.S. Dollar-denominated Term Loan due through 2021
Debt Instrument [Line Items]
Total principal	42,073	55,018
Bonds | U.S. Dollar Bonds due through 2024
Debt Instrument [Line Items]
Total principal	1,075,000	1,024,816
Bonds | U.S. Dollar Non-Public Bonds due through 2027
Debt Instrument [Line Items]
Total principal	241,145	141,158
Bonds | Norwegian Krone Bonds due through 2019
Debt Instrument [Line Items]
Total principal	$ 0	$ 9,953